ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Entity-wide disclosures [Abstract]
Disclosure of net revenue by geographic location	The following table presents an analysis of net revenues by geographic location of the Group’s customers for the years ended December 31, 2022 and 2021, including the effects of foreign currency hedge transactions. Revenues by geography presented for material individual countries are not necessarily correlated to shipments of cars as certain countries include revenues from sponsorship and commercial activities relating to Ferrari’s participation in the Formula 1 World Championship.

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Italy	379,898	409,992	322,573
Rest of EMEA	2,045,888	1,869,864	1,634,515
of which UK	536,280	457,060	484,701
of which Germany	430,380	367,087	280,191
Americas (1)	1,407,790	1,097,904	883,228
of which United States of America	1,198,834	930,316	747,373
Mainland China, Hong Kong and Taiwan	621,407	332,971	191,907
Rest of APAC (2)	640,271	560,163	427,567
Total net revenues	5,095,254	4,270,894	3,459,790
______________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.

The following table presents an analysis of non-current assets other than financial instruments and deferred tax assets by geographic location:

	At December 31,
	2022			2021
	Property, plant and equipment	Goodwill	Intangible assets	Property, plant and equipment	Goodwill	Intangible assets
	(€ thousand)
Italy	1,418,846	785,182	1,307,127	1,322,257	785,182	1,137,910
Rest of EMEA	4,830	—	—	5,597	—	—
Americas (1)	27,233	—	—	16,003	—	—
Mainland China, Hong Kong and Taiwan	4,598	—	—	5,898	—	—
Rest of APAC (2)	2,318	—	261	3,410	—	263
Total	1,457,825	785,182	1,307,388	1,353,165	785,182	1,138,173
______________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.